Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of compensation of key management and Board of Directors

Following the IPO, the Board’s remuneration policy was modified in that all non-executive directors received remuneration for their work as members of the Board as well as of the newly constituted Compensation Committee and Audit Committee.

	Executive Management			Board of Directors			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Short term benefits	1,576,864	1,554,850	1,363,796	280,762	325,493	268,810	1,857,626	1,880,343	1,632,606
Post-employee benefits years	94,839	88,838	78,721	—	—	—	94,839	88,838	78,721
Share-based payment charge	190,659	217,981	176,691	72,647	103,380	61,017	263,306	321,361	237,708
Total	1,862,362	1,861,669	1,619,208	353,409	428,873	329,827	2,215,771	2,290,542	1,949,035